UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       June 30, 2005
                                               ----------------------------


Check here if Amendment [     ]; Amendment Number:

     This Amendment (Check only one.):  [   ]    is a restatement.
                                        [   ]    adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    033 Asset Management, LLC
Address: 125 High Street
         Boston, Massachusetts  02110

Form 13F File Number: 28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lawrence Longo
Title:   Chief Operating Officer
Phone:   (617) 371-2015

Signature, Place, and Date of Signing:

       /s/ Lawrence Longo          Boston, Massachusetts      August 11, 2005
       ------------------------    ---------------------      ------------
           [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:             0
                                        -------------

Form 13F Information Table Entry Total:       35
                                        -------------

Form 13F Information Table Value Total:    $87,936
                                        -------------
                                         (thousands)

List of Other Included Managers:

 {None}

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                               TITLE                  VALUE      SHARES OR PRN SH/ PUT/ INVESTMENT    OTHER        VOTING AUTHORITY
      NAME OF ISSUER         OF CLASS     CUSIP      (x$1000)      AMOUNT     PRN  CALL DISCRETION   MANAGERS     SOLE   SHARED NONE

ALLIANCE GAMING CORP            COM     01859P609      1,192        85,000     SH        Sole                     85,000    0     0
APTIMUS INC                     COM     03833V108      1,098        55,967     SH        Sole                     55,967    0     0
AQUANTIVE INC                   COM     03839G105         88         5,000     SH        Sole                      5,000    0     0
ARRIS GROUP INC                 COM     04269Q100      2,920       335,200     SH        Sole                    335,200    0     0
BINDVIEW DEV CORP               COM     090327107      4,261     1,543,768     SH        Sole                  1,543,768    0     0
BROADCOM CORP                   COM     111320107        710        20,000     SH        Sole                     20,000    0     0
CASELLA WASTE SYS INC           COM     147448104      3,426       285,499     SH        Sole                    285,499    0     0
CASH SYSTEM, INC                COM     14756B102        825       100,000     SH        Sole                    100,000    0     0
DIOMED HOLDINGS INC             COM     25454R207        435       152,200     SH        Sole                    152,200    0     0
FOCUS ENHANCEMENTS INC          COM     344159108      3,897     6,031,736     SH        Sole                  6,031,736    0     0
GATEWAY  INC                    COM     367626108        660       200,000     SH        Sole                    200,000    0     0
HEADWATERS INC                  COM     42210P102        860        25,000     SH        Sole                     25,000    0     0
HEWLETT PACKARD CO              COM     428236103        588        25,000     SH        Sole                     25,000    0     0
HOLLYWOOD MEDIA CORP            COM     436233100      9,268     2,135,462     SH        Sole                  2,135,462    0     0
INTEL CORP                      COM     458140100        521        20,000     SH        Sole                     20,000    0     0
IOMEGA CORP                     COM     462030305      8,150     3,075,400     SH        Sole                  3,075,400    0     0
KNOT INC                        COM     499184109        166        25,000     SH        Sole                     25,000    0     0
LANDEC CORP                     COM     514766104      5,390       829,289     SH        Sole                    829,289    0     0
MAJESCO ENTERTAINMENT CO        COM     560690208      2,680       409,800     SH        Sole                    409,800    0     0
MANAGEMENT NETWORK GROUP INC    COM     561693102         14         6,300     SH        Sole                      6,300    0     0
MICROMUSE INC                   COM     595094103      1,415       250,000     SH        Sole                    250,000    0     0
MIKOHN GAMING CORP              COM     59862K108      5,287       359,072     SH        Sole                    359,072    0     0
MOTIVE INC                      COM     61980V107      1,989       200,256     SH        Sole                    200,256    0     0
NEWPORT CORP                    COM     651824104      8,144       587,586     SH        Sole                    587,586    0     0
PLANETOUT INC                   COM     727058109        398        45,600     SH        Sole                     45,600    0     0
RADYNE CORP                     COM     750611402      9,660     1,113,530     SH        Sole                  1,113,530    0     0
REDBACK NETWORKS INC            COM     757209507         56         8,809     SH        Sole                      8,809    0     0
RENTRAK CORP                    COM     760174102      1,551       172,318     SH        Sole                    172,318    0     0
SIRIUS SATELLITE RADIO INC      COM     82966U103        648       100,000     SH        Sole                    100,000    0     0
SMITH MICRO SOFTWARE INC        COM     832154108        175        40,000     SH        Sole                     40,000    0     0
SONIC FDRY INC                  COM     83545R108      3,578     2,611,653     SH        Sole                  2,611,653    0     0
TELECOMMUNICATION SYS INC       COM     87929J103      6,614     2,926,612     SH        Sole                  2,926,612    0     0
TURBOCHEF TECHNOLOGIES INC      COM     900006206        358        20,000     SH        Sole                     20,000    0     0
UNITED RENTALS INC              COM     911363109        230        11,400     SH        Sole                     11,400    0     0
WET SEAL INC                    COM     961840105        684       100,882     SH        Sole                    100,882    0     0

                                                     87,936
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